Segmental analysis - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	£ 14,741	£ 14,845	£ 14,429
Revenue less pass-through costs
Headline operating profit	1,707	1,750	1,742
Adjusting items within IFRS operating profit	(382)	(1,219)	(384)
Financing items	(330)	(255)	(138)
Earnings/(losses) from associates	36	70	(60)
Profit before taxation	1,031	346	1,160
Reportable Segments | Operating Segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	12,562	12,532	12,133
Revenue less pass-through costs	9,384	9,751	9,684
Headline operating profit	1,482	1,480	1,427
Reportable Segments | Operating Segments | Public Relations
Disclosure of operating segments [line items]
Revenue	1,156	1,262	1,233
Revenue less pass-through costs	1,089	1,180	1,161
Headline operating profit	166	191	192
Reportable Segments | Operating Segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	1,023	1,051	1,063
Revenue less pass-through costs	886	929	955
Headline operating profit	£ 59	£ 79	£ 123